Issued capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
Issued capital [Text Block]

13) Issued capital

a) Authorized

Unlimited common shares without par value.

b) Issued

	Year ended		Year ended
	December 31, 2024		December 31, 2023
	Number of		Number of
	Shares	Cost	Shares	Cost
Balance, beginning of the year	64,051	$412,295	64,006	$411,646
Exercise of restricted share units (note 14)	61	693	45	649
Balance, end of the year	64,112	$412,988	64,051	$412,295